Rental Expense and Commitments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitment And Contingencies [Line Items]
Net rental expense	$ 80.6	$ 83.7	$ 85.3
Income from subleases	9.1	$ 8.5	$ 7.4
Minimum net rental commitments under noncancelable operating leases in 2016	56.9
Minimum net rental commitments under noncancelable operating leases in 2017	50.2
Minimum net rental commitments under noncancelable operating leases in 2018	37.5
Minimum net rental commitments under noncancelable operating leases in 2019	30.8
Minimum net rental commitments under noncancelable operating leases in 2020	23.2
Minimum net rental commitments under noncancelable operating leases, thereafter	33.6
Future minimum sublease rentals	22.0
Standby letters of credit and surety bonds outstanding	255.0
Deposits and collateralized assets	$ 44.0